Fund Summary
Templeton Income Trust-08 | Templeton Emerging Markets Bond Fund
Investment Goal
Current income with capital appreciation as a secondary goal.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 134 in the Fund's Prospectus and under “Buying and Selling Shares” on page 77 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Templeton Emerging Markets Bond Fund} - Templeton Income Trust-08 - Templeton Emerging Markets Bond Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none	none
[1]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Templeton Emerging Markets Bond Fund} - Templeton Income Trust-08 - Templeton Emerging Markets Bond Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management fees		1.05%	1.05%	1.05%	1.05%	1.05%
Distribution and service (12b-1) fees	[1]	0.25%	0.65%	0.50%	none	none
Other expenses		1.25%	1.25%	1.25%	3.88%	1.25%
Acquired fund fees and expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses	[2]	2.57%	2.97%	2.82%	4.95%	2.32%
Fee waiver and/or expense reimbursement	[3]	(1.30%)	(1.30%)	(1.30%)	(4.04%)	(1.30%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	1.27%	1.67%	1.52%	0.91%	1.02%
[1]	Class A, Class C and Class R distribution and service fees have been restated to reflect the maximum annual contractual rate for the current fiscal year. Consequently the total annual Fund operating expenses differ from the ratio of expenses to net assets shown in the Financial Highlights.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 1.00% until December 31, 2017. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in Franklin Templeton affiliated funds (acquired funds), including investment in a Franklin Templeton money fund for the next 12-month period. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.01% until December 31, 2017. For Class R6, the “Fee waiver and/or expense reimbursement” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” line items have been restated to reflect the current fee waivers and/or expense reimbursements for Class R6 for the upcoming fiscal year. Consequently, for Class R6 “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” differ from the ratio of expenses to average net assets (net of waiver and payments by affiliates) shown in the Financial Highlights. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Templeton Emerging Markets Bond Fund} - Templeton Income Trust-08 - Templeton Emerging Markets Bond Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
1 year	$ 549	$ 270	$ 155	$ 93	$ 104
3 years	1,072	796	751	1,124	600
5 years	1,621	1,448	1,374	2,156	1,122
10 years	$ 3,113	$ 3,197	$ 3,053	$ 4,741	$ 2,555

If you do not sell your shares:
Expense Example, No Redemption {- Templeton Emerging Markets Bond Fund}	Templeton Income Trust-08 Templeton Emerging Markets Bond Fund Class C USD ($)
1 Year	$ 170
3 Years	796
5 Years	1,448
10 Years	$ 3,197

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40.40% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by governments or government-related entities that are located in "emerging market countries," as well as bonds issued by "emerging market corporate entities."

“Bonds” include debt obligations of any maturity, and the average maturity of debt obligations in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions. The Fund may buy bonds rated in any category or that are unrated, including securities that are rated below investment grade (commonly referred to as "junk bonds") and securities in default, and such bonds may have fixed or floating interest rates. Bonds may be denominated and issued in the local currency or in another currency. The Fund may also invest in inflation-indexed securities and securities that are linked to or derive their value from another security, asset or currency of any nation.

“Emerging market countries” include those countries considered to be developing or emerging by the International Monetary Fund, the World Bank, the United Nations, or the countries’ authorities, countries included in the JPMorgan Emerging Markets Bond Index - Global (EMBIG) or JPMorgan Government Bond Index - Emerging Markets Broad (GBI-EM Broad) fixed income indexes, or countries with a stock market capitalization of less than 3% of the MSCI World Index. Emerging market countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. “Emerging market corporate entities” are entities that are incorporated or have a majority of their business activities in “emerging market countries” or that are included in the JPMorgan Corporate Emerging Markets Bond Index. As used in this prospectus, the term “business activities” includes various financial metrics, including total revenue from either goods or services produced in emerging market countries, sales made in emerging market countries, assets or employees that are located in emerging market countries, and/or profitability derived from activities or operations in emerging market countries. The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund also may enter into various other transactions involving derivatives from time to time, including interest rate/bond futures contracts (including those on government securities) and swap agreements (which may include credit default swaps, currency swaps and interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, countries, duration or credit risks, or may be used for hedging purposes.

When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Sovereign Debt Securities

Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Regional

Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments.

Emerging Market Countries

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Liquidity

From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Variable rate securities generally will not increase in market value if interest rates decline. Conversely, the market value may not decline when prevailing interest rates rise. Fixed rate debt securities generally are more sensitive to interest rate changes than variable rate securities.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. The successful use of derivatives will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Inflation-Indexed Securities

Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'14	3.25%
Worst Quarter:	Q3'15	-5.10%
As of September 30, 2016, the Fund's year-to-date return was 7.56%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2015
Average Annual Total Returns{- Templeton Emerging Markets Bond Fund} - Templeton Income Trust-08 - Templeton Emerging Markets Bond Fund	Past 1 year	Since Inception [1]	Inception Date
Class A			Apr. 01, 2013
Class A | Return Before Taxes	(7.42%)	(3.78%)
Class A | After Taxes on Distributions	(8.56%)	(5.74%)	Apr. 01, 2013
Class A | After Taxes on Distributions and Sales	(4.19%)	(3.69%)	Apr. 01, 2013
Class C			Apr. 01, 2013
Class C | Return Before Taxes	(4.77%)	(2.68%)
Class R			Apr. 01, 2013
Class R | Return Before Taxes	(3.57%)	(2.59%)
Class R6			Apr. 01, 2013
Class R6 | Return Before Taxes	(3.08%)	(2.01%)
Advisor Class			Apr. 01, 2013
Advisor Class | Return Before Taxes	(3.14%)	(2.03%)
JP Morgan EMBI Global Index (index reflects no deduction for fees, expenses or taxes)	1.23%	0.77%
[1]	Since inception for Class A, Class C, Class R and Advisor Class, April 1, 2013; Class R6, May 1, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.